Cash flow information - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning period	€ 57,834	€ 53,363
Repayments	(1,793)	(1,956)	€ (21,995)
Additions, net of transaction costs	39,331	859	50,266
Foreign exchange movements	2,073	3,998
Other changes	1,362	1,570
Liabilities arising from financing activities, end of period	98,806	57,834	53,363
Bank borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning period	0	0
Repayments	0	0
Additions, net of transaction costs	0	0
Foreign exchange movements	0	0
Other changes	0	0
Liabilities arising from financing activities, end of period	0	0	0
Other loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning period	57,834	53,363
Repayments	(1,793)	(1,956)
Additions, net of transaction costs	39,331	859
Foreign exchange movements	2,073	3,998
Other changes	1,362	1,570
Liabilities arising from financing activities, end of period	€ 98,806	€ 57,834	€ 53,363